Note 4 - Related Party Transactions (Details Textual)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 10, 2023 USD ($) $ / shares shares	Feb. 25, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Feb. 11, 2023 USD ($) $ / shares	Jun. 01, 2021 USD ($) $ / shares	Dec. 03, 2020 USD ($)
Repayments of Related Party Debt								$ (0)
Stock Issued During Period, Value, Settlement of Liabilities				$ 354,260				451,678
Amortization of Debt Discount (Premium)					$ 51,691	$ 38,942		$ 7,016
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Face Amount		$ 5,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.00
Debt Instrument, Convertible, Number of Equity Instruments		1,000,000
Debt Instrument, Interest Rate, Stated Percentage		7.25%
Debt Instrument, Unamortized Discount		$ 65,262		$ 21,456	$ 21,456		$ 37,638
Amortization of Debt Discount (Premium)					16,182		27,624
Long-Term Debt, Gross				413,206	413,206		413,206
Notes Payable				1,251,420	1,251,420		1,199,729
Interest Payable				30,983	30,983		0
Convertible Credit Line Payable, Related Party [Member]
Debt Instrument, Face Amount									$ 1,500,000	$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 1.50	$ 4.00
Debt Instrument, Interest Rate, Stated Percentage										7.00%
Debt Instrument, Unamortized Discount							0	$ 11,100
Amortization of Debt Discount (Premium)							11,100
Interest Payable				1,952	1,952
Long-Term Line of Credit				239,841	239,841
Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount		$ 413,206
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount					0	819,963		0
AEI Management, Inc. [Member]
Cash and Noncash Proceeds from Related Party Debt					0	88,956	88,956	234,100
Repayments of Related Party Debt					10,000		10,000
AEI Management, Inc. [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount					413,206		413,206
President [Member]
Cash and Noncash Proceeds from Related Party Debt			$ 500,000		130,381	31,280	31,280	$ 193,800
Stock Issued During Period, Shares, Settlement of Liabilities | shares	70,852
Shares Issued, Price Per Share | $ / shares	$ 5.00
Stock Issued During Period, Value, Settlement of Liabilities	$ 354,260
Debt Instrument, Face Amount											$ 65,000
President [Member] | Secured Senior Secured Convertible Note [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.00
Debt Instrument, Interest Rate, Stated Percentage		7.25%
Debt Instrument, Unamortized Discount		$ 143,214		47,084	47,084		82,593
Amortization of Debt Discount (Premium)					35,509		60,621
Long-Term Debt, Gross				906,754	906,754		906,754
President [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount		500,000					325,580
President [Member] | Related Party Advanced Converted Into Senior Secured Convertible Note Due February 2024 [Member]
Debt Conversion, Original Debt, Amount						$ 325,580
President [Member] | Related Party Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount		$ 406,750
President [Member] | Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Instrument, Interest Rate, Stated Percentage		7.25%
Debt Conversion, Converted Instrument, Amount		$ 906,750
Leaverite Exploration [Member]
Accounts Payable				$ 30,000	$ 30,000		$ 328,375